Putnam
Money Market
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-00


[SCALE LOGO OMITTED]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[COPYRIGHT]  Karsh, Ottawa

Dear Shareholder:

The past six months represented a relatively positive period for money market investors. The transition from 1999 to 2000 brought little of the disruption anticipated by many analysts, and the money market remained fairly stable as the new year began. The economy has continued to grow, and employment data have stayed strong. Inflation remains largely at bay, providing solid underpinnings for the money market and attractive results for Putnam Money Market Fund.

Total return for 6 months ended 3/31/00

       Class A          Class B            Class C             Class M
         NAV         NAV       CDSC     NAV       CDSC           NAV
----------------------------------------------------------------------
        2.68%       2.42%     -2.58%   2.42%      1.42%         2.60%
----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* FED MAY BE NEARING END OF ITS CURRENT CYCLE OF TIGHTENING

Yields on money market securities have become attractive over the past six months, especially relative to yields on longer-term bonds. The Federal Reserve Board raised short-term interest rates five times over the past nine months, taking back its three interest-rate reductions in the fall of 1998 and then some.

At the same time, the federal government initiated a buy-back program for 30-year Treasury bonds. The buy-back program, combined with the tightening cycle, caused an inverted yield curve in the first quarter of 2000.

The Fed appears poised for another rate increase or two over the coming months. In an inverted yield curve, yields on short-term money market securities are higher than those on long-term Treasury bonds, which is exactly the reverse of the normal upward-sloping relationship between short- and long-term yields.

Demand for money market securities has grown substantially over the period, as much as 18% year to year as of March 31, 2000. The higher yields are among the reasons for the increase, along with the attractive relative stability offered by money market instruments.

Supply has also been growing as more corporations seek their financing through the short-term market rather than by issuing longer-term bonds. New supply has not kept pace with demand, however, and the result has been a favorable environment for investors in money market funds.

* NEUTRAL DURATION POSITIONS FUND WELL FOR HIGHER RATES

In this environment of higher interest rates, your fund's manager, Joanne Driscoll, continued to use duration as an important tool for managing the fund. For most of the semiannual period, she kept portfolio duration neutral or slightly shorter than the market average for two main reasons.

First, the money market experienced a great deal of volatility during the period as investors responded to waves of volatility in the stock market by moving assets in and out of money market funds. To invest appropriately in such a changeable environment, Joanne needed to keep the fund flexible.

Second, she had to try to anticipate the Fed's moves on short-term interest rates. By keeping the portfolio's maturities barbelled, Joanne has sought to maintain enough liquidity not only to make funds available for redemptions by shareholders moving funds to other investments but also to take advantage of higher rates as they become available in the money market.

Over the period, Joanne has also sought to boost income by increasing the fund's allocation to floating-rate money market instruments. Yields on these securities are pegged to standard money market indexes that reflect the most current money market rates. Because the yields are reset frequently, investing in these securities allows the fund to capture extra income when rates are rising, as has been the case over the past six months.

As long as the economy continues to grow, the Fed may well continue tightening interest rates gradually over the next several months. Should inflation threaten to accelerate, the Fed may raise rates even more dramatically. In either case, money market funds remain attractive for investors seeking a combination of liquidity, superior quality, and relative stability.

* UPCOMING TRANSITION

This is my last letter to you and other Putnam Money Market Fund shareholders. After more than 30 years as Chairman of the Trustees and President of the Putnam Funds, the time has come for me to step aside. In June, John Hill will become Chairman. John is currently an independent Trustee and has served on the Board for the past 14 years. In addition, my son, George Putnam, III, will take on the role of President. I am confident that the leadership of the funds will be in exceptionally strong hands. I will become Chairman Emeritus, remain a shareholder, and stay in close touch with the funds.

Respectfully yours,

/S/ GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 17, 2000


The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/00, there is no guarantee the fund will continue to hold these securities in the future. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.


PERFORMANCE COMPARISONS (3/31/00)
                                                              Current
                                                              return*
------------------------------------------------------------------------
Passbook savings account                                       1.09%
------------------------------------------------------------------------
Taxable money market fund 7-day yield                          5.53
------------------------------------------------------------------------
3-month certificate of deposit                                 4.24
------------------------------------------------------------------------
Putnam Money Market Fund (7-day yield)
------------------------------------------------------------------------
  Class A                                                      5.49
------------------------------------------------------------------------
  Class B                                                      4.99
------------------------------------------------------------------------
  Class C                                                      5.01
------------------------------------------------------------------------
  Class M                                                      5.34
------------------------------------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals.

*Sources: BankBoston (passbook savings), Bank Rate Monitor (3-month
 CDs), IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Money Market Fund is designed for investors seeking current income consistent with capital preservation, stable principal, and liquidity.




TOTAL RETURN FOR PERIODS ENDED 3/31/00 (most recent calendar quarter)

                     Class A              Class B            Class C            Class M
(inception dates)   (10/1/76)            (4/27/92)           (2/1/99)          (12/8/94)
                       NAV              NAV    CDSC        NAV    CDSC            NAV
----------------------------------------------------------------------------------------
6 months                2.68%          2.42%  -2.58%     2.42%    1.42%          2.60%
----------------------------------------------------------------------------------------
1 year                  5.09           4.56   -0.44      4.58     3.58           4.93
----------------------------------------------------------------------------------------
5 years                28.88          25.70   23.70     25.79    25.79          27.90
Annual average          5.21           4.68    4.35      4.70     4.70           5.04
----------------------------------------------------------------------------------------
10 years               60.40          52.83   52.83     52.95    52.95          58.01
Annual average          4.84           4.33    4.33      4.34     4.34           4.68
----------------------------------------------------------------------------------------
Annual average
(life of fund)          7.25           6.72    6.72      6.72     6.72           7.09
----------------------------------------------------------------------------------------
Current return (end of period)
----------------------------------------------------------------------------------------
Current 7-day yield1    5.49%             4.99%              5.01%               5.34%
----------------------------------------------------------------------------------------
Current 30-day yield1   5.42              4.90               4.92                5.26
----------------------------------------------------------------------------------------

1 The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance.


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/00

                      Lipper Money               Consumer
                    Market Average              price index
------------------------------------------------------------------------
6 months                 2.50%                    2.03%
------------------------------------------------------------------------
1 year                   4.72                     3.69
------------------------------------------------------------------------
5 years                 27.20                    13.15
Annual average           4.93                     2.50
------------------------------------------------------------------------
10 years                58.84                    33.02
Annual average           4.73                     2.89
------------------------------------------------------------------------
Annual average
(life of fund)           5.17                     4.74
------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the higher operating expenses applicable to such shares. One-, five-, ten-year (when available), and life of fund returns for class B shares reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns will fluctuate.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund's holdings do not match those in the Lipper average. Yield data more closely reflect the current earnings of the fund.



DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/00
                          Class A           Class B           Class C           Class M
---------------------------------------------------------------------------------------
Distributions (numbe         6                 6                 6                 6
---------------------------------------------------------------------------------------
Income                  $0.026487         $0.023943         $0.023956         $0.025731
---------------------------------------------------------------------------------------
Total                   $0.026487         $0.023943         $0.023956         $0.025731
---------------------------------------------------------------------------------------


Terms and Definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares generally are fund shares purchased with an initial sales charge. In the case of your fund, which has no sales charge, the reference is to shares purchased or acquired through the exchange of class A shares from another Putnam fund. Exchange of your fund's class A shares into another fund may involve a sales charge, however.

Class B and class C shares generally are fund shares purchased with no initial sales charge but subject to a contingent deferred sales charge
(CDSC) upon redemption. However, class B and class C shares of your fund can be acquired only through exchange of class B or class C shares from another fund or purchased by certain systematic plan shareholders. A contingent deferred sales charge is a charge applied at the time of redemption of class B and class C shares and assumes redemption at the end of the period. The CDSC schedule will vary depending on whether the shares were acquired through exchange or through a systematic investment plan purchase. Consult your prospectus for details.

Class M shares generally have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption. In the case of your fund, which has no sales charge, exchange of your fund's class M shares into another fund may involve a sales charge, however.


Comparative benchmarks

Lipper Money Market Fund Average, used for performance comparison purposes, is an arithmetic average of the total return of all money market mutual funds tracked by Lipper Analytical Services. Lipper is an independent rating organization for the mutual fund industry. Lipper rankings vary for other periods. The fund's holdings do not match those in the Lipper average. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



The fund's portfolio
March 31, 2000 (Unaudited)

COMMERCIAL PAPER (83.5%) (a)                                                                   MATURITY
PRINCIPAL AMOUNT                                                                                DATE                VALUE
Domestic (60.8%) (a)
----------------------------------------------------------------------------------------------------------------------------
           $43,000,000  American General Finance Corp. 5.94s                                    5/30/00     $     42,574,300
            41,000,000  Asset Securitization Cooperative Corp. 5.9s                             5/24/00           40,637,150
            61,720,000  Associates Corp. of North America 6 1/4s                                4/3/00            61,687,854
            47,000,000  Banc One Financial Corp. 6.09s                                          5/24/00           46,570,655
            42,000,000  Banc One Financial Corp. 5.96s                                          6/19/00           41,443,733
            34,000,000  Bank Of America Corp. 6.07s                                             8/23/00           33,168,747
            49,000,000  Bank Of New York Co. 6.08s                                              4/12/00           48,900,693
            90,000,000  CIT Group, Inc. 6.3s                                                    4/3/00            89,952,750
            35,750,000  Citic Pacific Finance Ltd. (Bank of America (LOC)) 6.11s                6/14/00           35,294,932
            45,500,000  Citic Pacific Finance Ltd. (Bank of America (LOC)) 5.965s               6/1/00            45,032,576
            50,000,000  CXC Inc. 6.09s                                                          5/22/00           49,560,167
            30,000,000  CXC Inc. 5.92s                                                          5/17/00           29,768,133
            36,000,000  CXC Inc. 5.87s                                                          4/4/00            35,976,520
            40,000,000  Delaware Funding Corp. 6.13s                                            6/26/00           39,407,433
            50,000,000  Eureka Securitization, Inc. 6.07s                                       5/12/00           49,645,917
            50,000,000  Eureka Securitization, Inc. 6.03s                                       5/19/00           49,589,625
            43,000,000  Eureka Securitization, Inc. 6.03s                                       5/4/00            42,755,115
            78,000,000  Falcon Asset Securitization Corp. 6.08s                                 5/11/00           77,459,404
            50,000,000  Falcon Asset Securitization Corp. 5.87s                                 4/7/00            49,942,931
            25,000,000  Florens Container, Inc. (Bank of America (LOC)) 5.97s                   5/1/00            24,871,479
            25,000,000  Formosa Plastics Corp. (Bank of America (LOC)) 5.88s                    4/10/00           24,959,167
            50,000,000  General Electric Capital International Funding 5.93s                    5/23/00           49,563,486
            50,000,000  General Electric Capital International Funding 5.93s                    5/3/00            49,728,208
            35,000,000  General Electric Capital International Funding 5.9s                     4/27/00           34,845,125
            44,600,000  General Electric Capital International Funding 5.86s                    4/6/00            44,556,441
            27,000,000  Goldman Sachs 6.17s                                                     8/22/00           26,333,640
            41,000,000  Goldman Sachs 6s                                                        5/25/00           40,624,167
            45,000,000  Goldman Sachs 5.915s                                                    5/10/00           44,704,250
           128,000,000  Household Finance Corp. 6.31s                                           4/3/00           127,933,693
            44,000,000  Merrill Lynch & Co., Inc. 5.89s                                         4/24/00           43,827,227
            35,000,000  Merrill Lynch & Co., Inc. 5.88s                                         4/11/00           34,937,117
            50,000,000  Merrill Lynch & Co., Inc. 5.86s                                         4/18/00           49,853,500
            50,000,000  Merrill Lynch & Co., Inc. 5.85s                                         4/14/00           49,886,250
            37,964,000  Metlife Funding 5.87s                                                   4/6/00            37,926,859
            40,000,000  Morgan Stanley Dean Witter & Co. 5.95s                                  5/26/00           39,629,778
            54,000,000  Morgan Stanley Dean Witter & Co. 5.88s                                  4/25/00           53,779,500
            44,000,000  Old Line Funding Corp. 5.97s                                            4/17/00           43,875,957
            55,901,000  Old Line Funding Corp. 5.95s                                            5/5/00            55,572,193
            44,000,000  Old Line Funding Corp. 5.91s                                            4/20/00           43,855,533
            24,501,000  Old Line Funding Corp. 5.9s                                             4/14/00           24,444,784
            35,000,000  Park Avenue Receivables Corp. 6.12s                                     4/5/00            34,970,250
            42,000,000  PNC Funding Corp. 5.88s                                                 4/11/00           41,924,540
            44,000,000  Preferred Receivables Funding Corp. 6.08s                               5/8/00            43,717,618
            35,650,000  Preferred Receivables Funding Corp. 5.95s                               5/30/00           35,296,471
            42,240,000  Preferred Receivables Funding Corp. 5.95s                               4/27/00           42,051,504
            35,000,000  Salomon Smith Barney Holding Sales 5.95s                                5/19/00           34,716,549
            25,000,000  Salomon Smith Barney Holding Sales 5.87s                                4/20/00           24,918,472
            50,000,000  Salomon Smith Barney Holding Sales 5.87s                                4/17/00           49,861,403
            20,135,000  Salomon Smith Barney Holding Sales 5.86s                                4/10/00           20,102,225
            50,000,000  Salomon Smith Barney Holding Sales 5.85s                                4/12/00           49,902,500
            85,500,000  Sheffield Receivables Corp. 5.88s                                       4/3/00            85,457,271
            26,000,000  Sigma Finance, Inc. 6.05s                                               7/28/00           25,480,036
            35,000,000  Sigma Finance, Inc. 5.99s                                               6/6/00            34,609,818
            26,936,000  Sigma Finance, Inc. 5.93s                                               4/28/00           26,811,765
            42,300,000  Sigma Finance, Inc. 5.82s                                               5/31/00           41,882,852
            42,000,000  Sigma Finance, Inc. 5.569s                                              4/28/00           42,000,000
            27,393,000  Thunder Bay Funding Inc. 5.95s.                                         5/2/00            27,248,121
            78,538,000  Thunder Bay Funding Inc. 5.935s                                         4/19/00           78,291,382
            26,098,000  Thunder Bay Funding Inc. 5.93s                                          4/27/00           25,981,929
            22,165,000  Thunder Bay Funding Inc. 5.92s                                          4/10/00           22,128,366
            23,700,000  Windmill Funding Corp. 6.07s                                            6/19/00           23,380,313
            81,400,000  Windmill Funding Corp. 5.86s                                            4/13/00           81,227,127
                                                                                                            ----------------
                                                                                                               2,747,037,501
Foreign (22.7%) (a)
----------------------------------------------------------------------------------------------------------------------------
            43,000,000  Abbey National North America Corp. 6.35s
                          (United Kingdom)                                                      12/22/00          40,982,464
            45,000,000  Aegon Funding Corp. 6.3s (Netherlands)                                  9/27/00           43,582,500
            25,500,000  Banco Bradesco S.A. (Barclays Bank (LOC))
                          5.98s (United Kingdom)                                                9/28/00           24,733,314
            50,000,000  Banco Bradesco S.A. (Barclays Bank (LOC))
                          5.485s (United Kingdom)                                               6/16/00           49,385,872
            43,000,000  Banco De Galicia Y Buenos Aires S.A.
                          (Bayerische Hypo-und Vereinsbank AG (LOC))
                          5.9s (Germany)                                                        4/18/00           42,873,150
            30,000,000  Banca Serfin, SA (Barclays Bank (LOC))
                          6.07s (United Kingdom)                                                6/9/00            29,645,917
            43,000,000  Bank Of Nova Scotia 6.55s (Canada)                                      1/24/01           42,983,266
            50,000,000  Credit Suisse First Boston 5.95s (Switzerland)                          6/15/00           49,371,944
            27,225,000  Credit Suisse First Boston International Guernsey
                          6.09s (Switzerland)                                                   6/16/00           26,870,372
            34,400,000  Credit Suisse First Boston International Guernsey
                          6.02s (Switzerland)                                                   6/13/00           33,974,319
            50,000,000  Credit Suisse First Boston International Guernsey
                          5.99s (Switzerland)                                                   6/22/00           49,309,486
            50,000,000  DaimlerChrysler NA Holding Corp.
                          5.93s (Germany)                                                       5/15/00           49,629,375
            36,000,000  DaimlerChrysler NA Holding Corp.
                          5.92s (Germany)                                                       6/30/00           35,461,280
            23,000,000  DaimlerChrysler NA Holding Corp.
                           5.92s (Germany)                                                      5/8/00            22,856,276
            25,000,000  ED&F Man Finance, Inc. (Rabobank Nederland (LOC))
                          6.27s (Netherlands)                                                   9/21/00           24,242,375
            39,000,000  ED&F Man Finance, Inc. (Rabobank Nederland (LOC))
                          6.11s (Netherlands)                                                   6/21/00           38,457,228
            44,000,000  Merita North America Inc. 5.85s (Sweden)                                4/5/00            43,964,250
            30,000,000  Nacional Financiera, S.N.C. (Barclays Bank Plc (LOC)) 5.93s,
                          5/9/00 (United Kingdom)                                               5/9/00            29,807,275
            48,000,000  Nordbanken NA, Inc. 6.12s (Sweden)                                      6/28/00           47,273,760
            43,000,000  Societe Generale 6.37s (France)                                         12/26/00          40,945,675
           147,000,000  United Bank of Switzerland 6.28s (Switzerland)                          4/3/00           146,924,070
            42,000,000  Unibanco (Barclays Bank (LOC)) 5.95s
                          (United Kingdom)                                                      4/19/00           41,867,887
            21,000,000  Unibanco-Grand Cayman (WestDeutsche
                          Landesbank (LOC)) 5.4s (Germany)                                      7/13/00           20,672,400
            50,000,000  Westpac Banking Corp. 5.9s (Australia)                                  4/26/00           49,786,944
                                                                                                            ----------------
                                                                                                               1,025,601,399
                                                                                                            ----------------
                        Total Commercial Paper (cost $3,772,638,900)                                        $  3,772,638,900

CERTIFICATES OF DEPOSITS (10.4%) (a)                                                           MATURITY
PRINCIPAL AMOUNT                                                                                 DATE                VALUE
----------------------------------------------------------------------------------------------------------------------------
           $34,000,000  ABN AMRO Bank N.V. 5.7s (United Kingdom)                                7/10/00     $     33,995,381
            43,000,000  Bank Of Nova Scotia 6.72s (Canada)                                      2/12/01           42,981,982
            34,000,000  Bank Of Nova Scotia 5.57s (Canada)                                      6/12/00           33,998,002
            35,000,000  Bayerische Hypo-und Verinsbank AG
                          5.15s (Germany)                                                       4/20/00           34,999,077
            39,000,000  Bayerische Landesbank Girozentrale
                          6.674s (Germany)                                                      2/28/01           38,982,579
            35,000,000  Commerzbank AG 5.65s (Germany)                                          6/26/00           34,996,722
            35,000,000  Commerzbank AG 5.265s (Germany)                                         5/18/00           34,997,786
            34,000,000  Commerzbank AG 5.22s (Germany)                                          5/12/00           33,998,118
            43,000,000  Deutsche Bank 6 3/4s (Germany)                                          2/22/01           42,981,678
            25,000,000  Deutsche Bank 5.36s (Germany)                                           5/22/00           24,998,243
            42,000,000  Merita Bank, Ltd. 5.853s (Sweden)                                       3/1/01            41,984,962
            42,000,000  Societe Generale 6.56s (France)                                         1/16/01           41,983,862
            30,000,000  UBS AG 5.48s (Switzerland)                                              6/2/00            29,998,012
                                                                                                            ----------------
                        Total Certificates of Deposit (cost $470,896,408)                                   $    470,896,404

CORPORATE BONDS AND NOTES (7.9%) (a)                                                           MATURITY
PRINCIPAL AMOUNT                                                                                 DATE                VALUE
----------------------------------------------------------------------------------------------------------------------------
           $39,000,000  Abbey National Treasury Service FRN
                          6.235s (United Kingdom)                                               5/1/00      $     38,974,650
            39,000,000  Bank One Corp. sr. notes Ser. B, FRN, 6.11s                             11/17/00          38,995,050
            43,000,000  Bank One Corp. sr. notes Ser. B, FRN, 6.031s                            10/5/00           42,989,199
            43,000,000  FleetBoston Financial Corp. sr. notes Ser. P,
                          FRN, 6.038s                                                           3/13/01           42,970,868
            35,000,000  Goldman Sachs Group, Inc. notes Ser. A, FRN, 6.22s                      1/25/01           35,052,326
            34,000,000  Goldman Sachs Group Inc. notes Ser. B, 6s                               8/7/00            34,000,000
            44,000,000  Morgan (J.P.) & Co., Inc. notes Ser. A, FRN, 5.994s                     3/16/01           44,000,000
            43,000,000  Morgan Stanley Dean Witter notes Ser. C.,
                          FRN 5.998s                                                            3/16/01           42,995,877
            35,000,000  National Rural Utilities notes Ser. C, 6.208s                           6/26/00           35,000,000
                                                                                                            ----------------
                        Total Corporate Bonds and Notes
                          (cost $354,977,970)                                                               $    354,977,970

U. S. GOVERNMENT & AGENCY OBLIGATIONS (0.9%) (a)
(cost $43,335,600)                                                                             MATURITY
PRINCIPAL AMOUNT                                                                                 DATE               VALUE
----------------------------------------------------------------------------------------------------------------------------
           $44,000,000  Federal National Mortgage Corp. 6.04s                                   6/29/00     $     43,335,600
----------------------------------------------------------------------------------------------------------------------------
                        Total Investments (cost $4,641,848,874) (b)                                         $  4,641,848,874
----------------------------------------------------------------------------------------------------------------------------


  (a) Percentages indicated are based on net assets of $4,520,894,445.

  (b) The aggregate identified cost on a tax basis is the same.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at March 31, 2000, which are subject to change based on the terms of the security.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2000:
(as percentage of Market Value)

Australia           1.1%
Canada              2.6
France              1.8
Germany             9.0
Netherlands         2.3
Sweden              2.0
Switzerland         7.2
United Kingdom      6.2
United States      67.8
                -------
Total             100.0%

The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
March 31, 2000 (Unaudited)
Assets
----------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                           $4,641,848,874
----------------------------------------------------------------------------------------------
Cash                                                                                    25,685
----------------------------------------------------------------------------------------------
Interest and other receivables                                                      19,138,192
----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              38,697,356
----------------------------------------------------------------------------------------------
Total assets                                                                     4,699,710,107

Liabilities
----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   68,061
----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                         174,442,111
----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         3,537,095
----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                             243,459
----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           39,331
----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             7,452
----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                 385,231
----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  92,922
----------------------------------------------------------------------------------------------
Total liabilities                                                                  178,815,662
----------------------------------------------------------------------------------------------
Net assets                                                                      $4,520,894,445

Represented by
----------------------------------------------------------------------------------------------
Paid-in capital (Note 4)                                                        $4,520,894,445
----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class
A share ($3,602,842,054 divided by 3,602,842,054 shares)*                                $1.00
----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($777,260,921 divided by 777,260,921 shares)**                                           $1.00
----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($25,631,917 divided by 25,631,917 shares)**                                             $1.00
----------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class M share
($115,159,553 divided by 115,159,553 shares)*                                            $1.00
----------------------------------------------------------------------------------------------

 * Offered at net asset value.

** Class B and class C shares are available only by exchange of class
   B and class C shares from other Putnam funds and to certain systematic investment plan investors. For investors who acquired class B and class
   C shares through an exchange, the applicable contingent deferred sales charge will depend upon the fund which you exchanged.

The accompanying notes are an integral part of these financial statements.



Statement of operations
Six months ended March 31, 2000 (Unaudited)
Interest income                                                                   $137,359,328
----------------------------------------------------------------------------------------------

Expenses:
----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     7,375,148
----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                       3,018,373
----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       35,312
----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                        15,335
----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                2,307,086
----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   40,956
----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   92,526
----------------------------------------------------------------------------------------------
Reports to shareholders                                                                 23,329
----------------------------------------------------------------------------------------------
Registration fees                                                                      274,362
----------------------------------------------------------------------------------------------
Auditing                                                                                24,755
----------------------------------------------------------------------------------------------
Legal                                                                                   18,785
----------------------------------------------------------------------------------------------
Postage                                                                                231,099
----------------------------------------------------------------------------------------------
Other                                                                                  805,881
----------------------------------------------------------------------------------------------
Total expenses                                                                      14,262,947
----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                            (585,141)
----------------------------------------------------------------------------------------------
Net expenses                                                                        13,677,806
----------------------------------------------------------------------------------------------
Net investment income                                                              123,681,522
----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                              $123,681,522
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                                                    Six months ended         Year ended
                                                                            March 31       September 30
                                                                                2000*              1999
-------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                 $  123,681,522     $  190,719,005
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                     123,681,522        190,719,005
-------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-------------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                               (97,617,809)      (151,295,146)
-------------------------------------------------------------------------------------------------------
   Class B                                                               (22,442,575)       (34,510,760)
-------------------------------------------------------------------------------------------------------
   Class C                                                                  (399,418)          (151,030)
-------------------------------------------------------------------------------------------------------
   Class M                                                                (3,221,720)        (4,762,069)
-------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)            (365,258,478)     1,432,680,477
-------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 (365,258,478)     1,432,680,477

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of period                                                    4,886,152,923      3,453,472,446
-------------------------------------------------------------------------------------------------------
End of period                                                         $4,520,894,445     $4,886,152,923
-------------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a share outstanding throughout the period)

CLASS A
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             March 31
operating performance               (Unaudited)                                Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------
Net investment income                     .0265          .0478          .0517          .0505          .0507          .0521
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                     .0265          .0478          .0517          .0505          .0507          .0521
--------------------------------------------------------------------------------------------------------------------------
Total distributions                      (.0265)        (.0478)        (.0517)        (.0505)        (.0507)        (.0521)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                  2.68*          4.89           5.29           5.17           5.19           5.33
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $3,602,842     $3,691,475     $2,598,891     $2,134,223     $1,659,288     $1,189,640
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .25*           .48            .58            .57            .57            .62
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  2.67*          4.73           5.20           5.06           5.00           5.23
--------------------------------------------------------------------------------------------------------------------------
  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended
Per-share                             March 31
operating performance               (Unaudited)                                Year ended September 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------
Net investment income                     .0239          .0429          .0468          .0455          .0457          .0469
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                     .0239          .0429          .0468          .0455          .0457          .0469
--------------------------------------------------------------------------------------------------------------------------
Total distributions                      (.0239)        (.0429)        (.0468)        (.0455)        (.0457)        (.0469)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                  2.42*          4.37           4.78           4.65           4.67           4.80
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $777,261     $1,041,452       $759,748       $410,885       $438,316       $256,533
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .50*           .98           1.08           1.07           1.07           1.12
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  2.42*          4.24           4.69           4.57           4.51           4.75
--------------------------------------------------------------------------------------------------------------------------
  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS C
-----------------------------------------------------------------------------
                                     Six months
                                       ended         For the period
Per-share                             March 31        Feb. 1, 1999+
operating performance               (Unaudited)        to Sept.30
-----------------------------------------------------------------------------
                                           2000                1999
-----------------------------------------------------------------------------
Net asset value,
beginning of period                       $1.00               $1.00
-----------------------------------------------------------------------------
Net investment income                     .0240               .0284
-----------------------------------------------------------------------------
Total from
investment operations                     .0240               .0284
-----------------------------------------------------------------------------
Total distributions                      (.0240)             (.0284)
-----------------------------------------------------------------------------
Net asset value,
end of period                             $1.00               $1.00
-----------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------
Total return
at net asset value (%)(a)                  2.42*               2.87*
-----------------------------------------------------------------------------
Net assets, end of period
(in thousands)                          $25,632             $17,091
-----------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .50*                .65*
-----------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  2.40*               2.83*
-----------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
--------------------------------------------------------------------------------------------------------------------------
                                     Six months
                                        ended                                                               For the period
Per-share                             March 31                                                              Dec. 8, 1994+
operating performance                (Unaudited)                 Year ended September 30                     to Sept. 30
--------------------------------------------------------------------------------------------------------------------------
                                           2000           1999           1998           1997           1996           1995
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                       $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------
Net investment income                     .0257          .0463          .0502          .0490          .0490          .0434
--------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                     .0257          .0463          .0502          .0490          .0490          .0434
--------------------------------------------------------------------------------------------------------------------------
Total distributions                      (.0257)        (.0463)        (.0502)        (.0490)        (.0490)        (.0434)
--------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                             $1.00          $1.00          $1.00          $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)                  2.60*          4.73           5.14           5.01           5.02           4.43*
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                         $115,160       $136,134        $94,833        $58,502        $29,075         $8,440
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                   .33*           .63            .73            .72            .72            .67*
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                  2.59*          4.58           5.04           4.92           4.82           4.29*
--------------------------------------------------------------------------------------------------------------------------
  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).



Notes to financial statements
March 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Money Market Fund (the "fund"), is registered under the Investment Company Act of 1940, as amended as a diversified, open-end management investment company. The fund seeks current income consistent with preservation of capital and maintenance of liquidity. The fund achieves its objective by investing in a portfolio of high-grade short-term obligations. The fund may invest up to 100% of its assets in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit industries.

The fund offers class A, class B, class C and class M shares. Each class of shares is sold without a front-end sales charge. Class B and class C shares are offered only in exchange for class B and class C shares of other Putnam funds, or purchased by certain systemic investments plans. Class B shares, which convert to class A shares after approximately eight years, pay an ongoing distribution fee and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase (including any holding period of the shares in other Putnam funds). Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Shareholders who acquired class B and class C shares through an exchange are subject to the same deferred sales charge schedule as the fund from which they were exchanged. Class M shares pay an ongoing distribution fee lower than class B and class C shares but are not subject to a contingent deferred sales charge.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The valuation of the funds' portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

D) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

E) Interest income and distributions to shareholders Interest is recorded on the accrual basis. Income dividends are recorded daily by the fund and are paid monthly to the shareholders. Distributions of realized gains if any are paid at least annually.

F) Amortization of bond premium and accretion of bond discount Premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.50% of the first $100 million of average net assets, 0.40% of the next $100 million, 0.35% of the next $300 million, 0.325% of the next $500 million, and 0.30% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 2000, fund expenses were reduced by $585,141 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $3,025 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.75%, 0.75% and 1.00% of the average net assets attributable to class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.50%, 0.50% and 0.15% of the average net assets attributable to class B, class C and class M shares respectively.

For the six months ended March 31, 2000, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $3,337,592 and $32,959 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 2000, Putnam Mutual Funds, Corp., acting as the underwriter received no monies in contingent deferred sales charges from redemptions of class A shares acquired through an exchanges from another fund.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2000, cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $45,171,459,765 and $45,591,023,341, respectively.

Note 4
Capital shares

At March 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                            Six months
                                                 ended          Year ended
                                              March 31        September 30
---------------------------------------------------------------------------
Class A                                           2000                1999
---------------------------------------------------------------------------
Shares sold                              6,728,856,420      10,270,592,982
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               92,895,735         145,761,022
---------------------------------------------------------------------------
                                         6,821,752,155      10,416,354,004

Shares
repurchased                             (6,910,385,500)     (9,323,769,763)
---------------------------------------------------------------------------
Net increase
(decrease)                                 (88,633,345)      1,092,584,241
---------------------------------------------------------------------------

                                            Six months
                                                 ended          Year ended
                                              March 31        September 30
---------------------------------------------------------------------------
Class B                                           2000                1999
---------------------------------------------------------------------------
Shares sold                              1,411,989,010       2,660,145,189
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               20,137,751          32,075,627
---------------------------------------------------------------------------
                                         1,432,126,761       2,692,220,816

Shares
repurchased                             (1,696,318,246)     (2,410,516,905)
---------------------------------------------------------------------------
Net increase
(decrease)                                (264,191,485)        281,703,911
---------------------------------------------------------------------------

                                                            For the period
                                                          February 1, 1999
                                            Six months       (commencement
                                                 ended   of operations) to
                                              March 31        September 30
---------------------------------------------------------------------------
Class C                                           2000                1999
---------------------------------------------------------------------------
Shares sold                                 96,257,568          29,815,064
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  373,360             151,030
---------------------------------------------------------------------------
                                            96,630,928          29,966,094

Shares
repurchased                                (88,089,870)        (12,875,235)
---------------------------------------------------------------------------
Net increase                                 8,541,058          17,090,859
---------------------------------------------------------------------------

                                            Six months
                                                 ended          Year ended
                                              March 31        September 30
---------------------------------------------------------------------------
Class M                                           2000                1999
---------------------------------------------------------------------------
Shares sold                                495,312,740         829,077,838
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                3,047,818           4,690,359
---------------------------------------------------------------------------
                                           498,360,558         833,768,197

Shares
repurchased                               (519,335,264)       (792,466,731)
---------------------------------------------------------------------------
Net increase
(decrease)                                 (20,974,706)         41,301,466
---------------------------------------------------------------------------


Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminv.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581

*DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Capital Opportunities Fund

Europe Growth Fund

Global Equity Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Century Growth Fund

New Opportunities Fund

OTC & Emerging Growth Fund

Research Fund

Tax Smart Equity Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Small Cap Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government Income Fund

Money Market Fund**

Preferred Income Fund

Strategic Income Fund*

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]**

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

* Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK]  Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.

Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Joanne Driscoll
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

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PUTNAM INVESTMENTS

The Putnam Funds
One Post Of_ce Square
Boston, Massachusetts 02109

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BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com



SA039-60369  010/879/534  5/00